February 28, 2020

ULTIMUS MANAGERS TRUST

Waycross Long/Short Equity Fund (the “Fund”)

Supplement to the Prospectus and Summary Prospectus, each dated June 28, 2019, and Statement of Additional Information (“SAI”), dated June 28, 2019 and supplemented on August 28, 2019, for the Fund

This supplement updates certain information contained in the Prospectus, Summary Prospectus, and SAI of the Fund, a series of Ultimus Managers Trust (the “Trust”). For more information or to obtain a copy of the Fund’s Prospectus, Summary Prospectus, or SAI, free of charge, please contact the Fund at 1-866-267-4304.

The Board of Trustees (the “Board”) of the Trust approved an amendment to the Expense Limitation Agreement between the Trust, on behalf of the Fund, and Waycross Partners, LLC, the investment adviser to the Fund (the “Adviser”), whereby the Adviser has agreed to reduce the operating expense limit of the Fund, from 1.99% to 1.75% until June 30, 2021, effective as of March 1, 2020.

Therefore, this supplement updates certain information in the Prospectus, Summary Prospectus, and SAI of the Fund as set forth below.

The following changes are made to the Prospectus under “RISK/RETURN SUMMARY” and to the Summary Prospectus in the section entitled “FEES AND EXPENSES”.

The following disclosure replaces, in their entirety, the tables entitled “Shareholder Fees” and “Annual Fund Operating Expenses” on page 1 of the Prospectus and on page 1 of the Summary Prospectus of the Fund:

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses
Dividend expense on securities sold short	0.90%
Other operating expenses	0.50%
Total Other Expenses	1.40%
Total Annual Fund Operating Expenses	2.65%
Less Management Fee Reductions and/or Expense Reimbursements(1)	(0.00%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(1)	2.65%

(1)	Waycross Partners, LLC (the “Adviser”) has contractually agreed, until June 30, 2021, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.75% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2021, this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated. Prior to March 1, 2020, the Adviser had contractually agreed to limit Fund expenses to 1.99% until June 30, 2020. The expense information in the table has been restated to reflect the Adviser’s current contractually agreement to limit Fund expenses to 1.75%.

The following disclosure replaces, in its entirety, the subsection entitled “Example” on page 2 of the Prospectus and on page 1 of the Summary Prospectus of the Fund:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until June 30, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$268	$823	$1,405	$2,983

The following changes to the Prospectus are made in the section entitled “FUND MANAGEMENT”.

The following disclosure replaces, in its entirety, the second paragraph in the subsection entitled “The Investment Adviser” beginning on page 9 of the Prospectus:

For its services, the Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 1.25% of its average daily net assets. The Adviser has contractually agreed under an expense limitation agreement with the Fund (the “Expense Limitation Agreement”), until June 30, 2021, to reduce its Management Fee and to reimburse Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.75% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2021, the Expense Limitation Agreement may not be modified or terminated without the approval of the Board. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreement may be terminated by the Adviser or the Board, without approval by the other party, without approval by the other party, at the end of the then current term upon not less than 90 days’ notice to the other party as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the Fund’s Advisory Agreement with the Adviser is terminated. Prior to March 1, 2020, the Advisor had contractually agreed under the Expense Limitation Agreement to limit Total Annual Fund Operating Expenses of the Fund to an amount not exceeding 1.99% until June 30, 2020. For the fiscal year ended February 28, 2019, the Management Fee the Adviser collected was 1.15% of the Fund’s average net assets.

The following changes to the SAI are made in the section entitled “INVESTMENT ADVISER”.

The following disclosure replaces, in its entirety, the third paragraph in the subsection entitled “INVESTMENT ADVISER” on page 22 of the SAI:

Under the Advisory Agreement, for its services, the Fund pays the Adviser a monthly investment advisory fee (“Management Fee”) computed at the annual rate of 1.25% of its average daily net assets. Under an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has agreed to reduce the Management Fee and reimburse Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.75% of the average daily net assets of the Fund. Prior to June 30, 2021, the Expense Limitation Agreement may be modified or terminated only with the approval of the Board. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 1, 2020, the Adviser had agreed under the Expense Limitation Agreement to reduce the Management Fee and reimburse Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.99% of the average daily net assets of the Fund through the period ending June 28, 2020.

Investors Should Retain this Supplement for Future Reference